Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Accounting Policies

2. Summary of Accounting Policies

Basis of Accounting

The accompanying financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Plan’s financial statements were evaluated for subsequent events from the date after the financial statement date through June 25, 2026, the date the financial statements were issued.

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for further discussion of fair value measurements.

Purchases and sales of securities are recognized on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

The net appreciation in fair value of investments consists of both the realized gains and losses and unrealized appreciation and depreciation of those investments.

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan Document.

Risk and Uncertainties

The Plan provides for various participant directed investment options in mutual funds, common stocks, common collective trust funds, and a self-directed brokerage account. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statement of net assets available for benefits and participant account balances.

Payment of Benefits

Benefits paid to participants are recognized upon payment.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Plan’s management to make estimates that affect the amounts reported in the financial statements and accompanying footnotes. Actual results could differ from those estimates.